Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill
Schedule of gross amount, accumulated impairment losses and changes in carrying value of goodwill by segment

The gross amount and accumulated impairment losses of goodwill as of December 31, 2018 and 2017 are as follows:

	2018
(in thousands)	Issuer Solutions	Merchant Solutions	Consumer Solutions	Consolidated
Gross amount	$98,276	2,984,609	1,035,965	$4,118,850
Accumulated impairment losses	(1,787)	(2,225)	-	(4,012)
Goodwill, net	$96,489	2,982,384	1,035,965	$4,114,838

	2017
	Issuer Solutions	Merchant Solutions	Consumer Solutions	Consolidated
Gross amount	$99,465	2,132,653	1,035,965	$3,268,083
Accumulated impairment losses	(1,787)	(2,225)	-	(4,012)
Goodwill, net	$97,678	2,130,428	1,035,965	$3,264,071

Below are the balances of goodwill as of December 31, 2018 and 2017 along with the related changes in carrying value.

(in thousands)	Issuer Solutions	Merchant Solutions	Consumer Solutions	Consolidated
Balance as of December 31, 2016	$94,946	2,141,836	1,034,170	$3,270,952
Tax adjustment	-	-	1,795	1,795
Acquisition	-	(11,408)	-	(11,408)
Currency translation adjustments	2,732	-	-	2,732
Balance as of December 31, 2017	97,678	2,130,428	1,035,965	3,264,071
Acquisition	-	851,956	-	851,956
Currency translation adjustments	(1,189)	-	-	(1,189)
Balance as of December 31, 2018	$96,489	2,982,384	1,035,965	$4,114,838